RIGHT-OF-USE ASSETS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about Right-of-use assets [Line Items]
Additions to the right of use assets	$ 1,458	$ 831
Cash outflow for lease	$ 1,285	$ 837
Bottom of range
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term of contract	2 years
Top of range
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term of contract	37 years